LONG-TERM COMMITMENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Capital commitments [abstract]
Total contractual obligation assumed	R$ 14,606,380	R$ 14,875,422